Offerings - Offering: 1	Oct. 14, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 63,880,882.15	[1]
Amount of Registration Fee	$ 8,821.95
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $8,821.95 was paid in connection with the filing of the Schedule TO-I by iDirect Private Markets Fund (File No. 005-90074) on May 15, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $8,821.95 was paid in connection with the filing of the Schedule TO-I by iDirect Private Markets Fund (File No. 005-90074) on May 15, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.